Short-term Borrowings	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Short-term Borrowings
8.
SHORT-TERM BORROWINGS

	As of December 31,
	2023	2024
	US$	US$
Short-term bank borrowings (i)	5,560,027	6,724,904
Loans from investor C (ii)	—	2,086,695
Short-term borrowings	5,560,027	8,811,599
(i)
Short-term bank borrowings

Short-term bank borrowings consist of RMB denominated borrowings from financial institutions in the PRC that are repayable within one year. The weighted average interest rates for the outstanding short-term bank borrowings as of December 31, 2023 and 2024 were 3.56% and 3.42%, respectively. As of December 31, 2023 and 2024, the repayments of all short-term bank borrowings are guaranteed by the Founders or third parties except for one loan from Bank of Beijing that started on December 30, 2024. As of December 31, 2024, the Company had outstanding short-term bank loan balances payable to the following financial institutions:

Lender	Interest Rate	Maturity Date	RMB	US$
Bank of Beijing Fuyu Sub-branch	3.45% and 3.10%	June 28, 2025 and December 27, 2025	20,000,000	2,782,260
Bank of China Beijing Guomao Sub-branch	2.30%	March 29, 2025 and May 30, 2025	10,000,000	1,391,130
China Merchants Bank Beijing Dayuncun Sub-branch	3.40%	From March 8, 2025 to May 9, 2025	13,341,298	1,855,949
Bank of Nanjing Beijing Branch	4.50%	January 24, 2025	5,000,000	695,565
Total Short-term borrowings			48,341,298	6,724,904

In October 2020, X-Charge Technology entered into a loan agreement with SPD Silicon Valley Bank to borrow up to RMB10 million (equivalent to US$1.4 million). In connection with the short-term bank borrowings from SPD Silicon Valley Bank, as of December 31, 2023, accounts receivables and other receivables included in prepayments and other current assets of X-Charge Technology in the amount of RMB10 million (equivalent to US$1.4 million) were pledged to secure bank borrowings from SPD Silicon Valley Bank. The short-term bank borrowings from SPD Silicon Valley Bank were fully repaid on April 19, 2024.

In connection with the short-term bank borrowings from SPD Silicon Valley Bank, X-Charge Technology also granted warrants to an affiliate of SPD Silicon Valley Bank. The warrants entitled the affiliate of SPD Silicon Valley Bank to purchase 0.542% of X-Charge Technology’s equity interest (see Note 11).

At initial recognition, the Company recorded the warrants as liability at its estimated fair value in the amount of RMB0.33 million (equivalent to US$0.05 million), the remaining proceeds of RMB9.67 million (equivalent to US$1.4 million) were allocated to the short-term borrowings. The difference in the amount of RMB0.33 million (equivalent to US$0.05 million) between RMB9.67 million (equivalent to US$1.4 million) allocated to the short-term bank borrowings and the principal amount of the loan in the amount of RMB10 million (equivalent to US$1.4 million) was treated as a discount on the loan, which was amortized over the term of this loan to interest expense using an effective interest rate of 3.4%.

In January 2023, X-Charge Technology entered into a four-year credit facility with Development Bank of Singapore to borrow up to RMB20 million (equivalent to US$2.8 million). In connection with the short-term bank borrowings from Development Bank of Singapore, as of December 31, 2023, accounts receivables of X-Charge Technology in the amount of RMB4.4 million (equivalent to US$0.6 million) were pledged to secure bank borrowings from Development Bank of Singapore. The short-term bank borrowings from Development Bank of Singapore were fully repaid on April 29, 2024.

(ii)
Loans from investor C

On May 27, 2024, the Company and X-Charge Technology entered into an adjustment agreement on the convertible loan investment with investor C, pursuant to which all parties agreed that X-Charge Technology shall repay the loan principal in the amount of RMB15 million (equivalent to US$2.1 million) and applicable interest to investor C upon 180 days after the consummation of a qualified IPO (see Note 9).

On March 10, 2025, the loan and applicable interest from investor C became due, and X-Charge Technology failed to repay on time. As a result, X-Charge Technology is required to accrue interest on the overdue principal amount at a simple 12% per annum from the date of default until full repayment is made. Management is currently arranging repayment and expects to fully settle the outstanding amount by the end of April 2025 (see Note 9).